Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 24,278	$ 26,581		$ 83,871	$ 86,647	$ 114,080	$ 26,759	$ 44,566
Recognized revenue	2,400	700		4,400	600	600	500	300
Products and services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue						110,079	26,729	3,866
Products and services provided over time
Disaggregation of Revenue [Line Items]
Total revenue						4,001	30	40,700
Digital asset management services
Disaggregation of Revenue [Line Items]
Total revenue						0	0	40,700
Digital advertising services and other
Disaggregation of Revenue [Line Items]
Total revenue						231	1,631	1,173
Title and escrow services
Disaggregation of Revenue [Line Items]
Total revenue						72,686	0	0
Electric vehicle products
Disaggregation of Revenue [Line Items]
Total revenue						31,123	19,462	0
Electric vehicle services
Disaggregation of Revenue [Line Items]
Total revenue						204	0	2,693
Combustion engine vehicles
Disaggregation of Revenue [Line Items]
Total revenue						0	5,160	0
Charging, battery and powertrain products
Disaggregation of Revenue [Line Items]
Total revenue						5,886	506	0
Charging, battery and powertrain services
Disaggregation of Revenue [Line Items]
Total revenue						2,645	0	0
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 120	$ 569		253	$ 1,159	1,305	0	0
Malaysia
Disaggregation of Revenue [Line Items]
Total revenue						65	83	0
USA
Disaggregation of Revenue [Line Items]
Total revenue						84,303	1,631	41,873
PRC
Disaggregation of Revenue [Line Items]
Total revenue			$ 28,900	$ 36,200		$ 29,712	$ 25,045	$ 2,693